UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09153
Eaton Vance Michigan Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
November 30
Date of Fiscal Year End
November 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipal Income Trusts Annual Report November 30, 2011

California (CEV) • Massachusetts (MMV) • Michigan (EMI) • New Jersey (EVJ)
New York (EVY) • Ohio (EVO) • Pennsylvania (EVP)

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report November 30, 2011
Eaton Vance
Municipal Income Trusts
Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

California	4

Massachusetts	5

Michigan	6

New Jersey	7

New York	8

Ohio	9

Pennsylvania	10

Endnotes and Additional Disclosures	11

Financial Statements	12

Report of Independent Registered Public Accounting Firm	61

Federal Tax Information	62

Notice to Shareholders	63

Dividend Reinvestment Plan	64

Management and Organization	66

Important Notices	69

Eaton Vance
Municipal Income Trusts
November 30, 2011
Management’s Discussion of Fund Performance1

Economic and Market Conditions
Early in the fiscal year, in the December 2010 through March 2011 timeframe, economic indicators seemed to show that a modest recovery was under way. But in the second quarter of 2011, Europe’s sovereign debt problems began to intensify, and investors worried about the potential impact on the U.S. economy and U.S. banks.
Meanwhile, unemployment remained stubbornly high, the housing market was not recovering, and Congressional wrangling over the debt ceiling led Standard & Poor’s to downgrade U.S. Treasuries. The potential for a double-dip recession began to look real. Reacting to this turmoil, the S&P 500 Index2 fell more than 15% in just over two weeks during late July and early August and spent the rest of the period trying to claw its way back.
Against this backdrop, Treasury and municipal interest rates began to rise in the first part of the fiscal year, as people believed an economic recovery was well underway. When economic indicators began to suggest that the U.S. economy was not as strong as first perceived and European sovereign debt problems intensified, we saw a flight to safety beginning in the second quarter. Treasury prices rose and yields fell significantly as equity markets declined. Municipal bonds rallied as well, but not to the same degree, because investors were still concerned about the perceived ability of state and local governments to address historically large fiscal deficits and balance their budgets.
As the period wore on, however, several factors caused performance of municipals to improve. The massive municipal defaults predicted by high-profile market analysts did not materialize, while the budget situation for many issuers began to recover. In addition, the supply-demand equation for municipal bonds improved as the number of new issues declined dramatically from that of 2010.
With extremely low Treasury yields driven by problems in Europe and the Fed’s Operation Twist (central bank’s swapping its short-term holdings for longer-term Treasury bonds), municipals during the period offered significantly higher taxable-equivalent yields than Treasuries. The ratio of AAA6 municipal yields to Treasury yields — which historically has averaged less than 100% because municipal yields are federally tax-exempt — rose from 103.9% at the start of the period to 125.9% at period-end. The result was a pickup in municipal sales and prices as investors moved to lock in attractive municipal yields. For the one-year period as a whole, the Barclays Capital Municipal Bond Index — a broad measure of U.S. municipal bond performance — rose 6.53%.
Fund Performance
For the fiscal year ending November 30, 2011, the Massachusetts, Michigan, New York, and Ohio Trusts’ shares at net asset value (NAV) outperformed the 8.32% return of the Barclays Capital Long (22+) Municipal Bond Index (the Index), the Funds’ benchmark, while the California, New Jersey, and Pennsylvania Trusts’ shares underperformed the Index at NAV.
The Funds were hedged during the period to help mitigate the potential interest-rate risk associated with the Funds’ overall investment strategy. Generally speaking, the Funds’ overall strategy is to invest primarily in bonds at the longer end of the maturity spectrum in order to capture their typically higher yields and greater income payments. The Funds tend to hedge to various degrees against the greater potential risk of volatility at the long end of the curve by using Treasury futures and interest-rate swaps to provide downside protection. For the 12-month period ending November 30, 2011, this hedging strategy was a drag on performance, as the ratio of municipal yields to U.S. Treasury yields of similar maturities remained relatively high and actually increased during the period. Thus, the more a Fund was hedged, the more that hedging detracted from the Fund’s performance. Hedging was a detractor from performance of all Funds except the Michigan Trust, where the negative effect of hedging was less.
In contrast, leverage5 aided performance. The use of leverage has the effect of providing additional exposure to the municipal market. Leverage magnifies a Fund’s exposure to its underlying investments in both up and down markets. During this period of strong performance by municipal bonds, leverage was a key positive contributor to all of the Funds’ relative performance versus the benchmark.
An overweighting in long-maturity bonds (20 years or more), which outperformed short- and medium-maturity issues during the period, also helped performance of all Funds except the Michigan Trust.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Income Trusts
November 30, 2011
Management’s Discussion of Fund Performance—continued

Eaton Vance California Municipal Income Trust’s shares at NAV had a total return of 7.99%, underperforming the 8.32% return of the Index. A key detractor was security selection in hospital bonds. Performance was helped, however, by security selection in the transportation sector and an overweighting in zero-coupon bonds.
Eaton Vance Massachusetts Municipal Income Trust’s shares at NAV had a total return of 8.49%, outperforming the 8.32% return of the Index. Security selection in generally high quality general obligation bonds was positive for performance, while underweighting transportation as well as water & sewer, two sectors that did well over the period, hurt results.
Eaton Vance Michigan Municipal Income Trust’s shares at NAV had a total return of 11.66%, outpacing the 8.32% return of the Index. Key drivers of performance included overweights in generally high quality local general obligation bonds, hospital bonds, and zero-coupon bonds, all of which did well during the period. Security selection in hospitals helped as well. But overweighting bonds with 10-20 year maturities, which performed well but not as strongly as longer-maturity issues, detracted from performance.
Eaton Vance New Jersey Municipal Income Trust’s shares at NAV returned 5.64%, trailing the 8.32% return of the Index. An underweighting in general obligation bonds, which outpaced the overall market, held back results. Contributors included an overweighting in zero-coupon bonds and security selection in industrial development bonds.
Eaton Vance New York Municipal Income Trust’s shares at NAV returned 9.06%, outperforming the 8.32% return of the Index. An overweighting in zero-coupon bonds and in 5.50% and 5.75% coupon bonds, which performed well during the period, aided performance. Security selection in the industrial development and transportation sectors, however, detracted from results.
Eaton Vance Ohio Municipal Income Trust’s shares at NAV returned 9.21%, outperforming the 8.32% return of the Index. An overweighting in generally high quality local government general obligation bonds contributed to results, while exposure to lower-quality industrial development revenue bonds and an underweighting in the strong-performing transportation sector detracted.
Eaton Vance Pennsylvania Municipal Income Trust’s shares at NAV had a total return of 6.53%, underperforming the 8.32% return of the Index. Key detractors included security selection in the water & sewer and the industrial development sectors. In contrast, security selection and an overweighting in education bonds, as well as an overweighting in zero-coupon bonds, aided results.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
California Municipal Income Trust
November 30, 2011
Portfolio Manager Cynthia J. Clemson
Performance2,3

% Average Annual Total Returns	Inception Date	1 Year	5 Years	10 Years

Fund at NAV	1/29/1999	7.99%	0.77%	4.93%
Fund at Market Price	—	11.04	3.14	5.30
Barclays Capital Long (22+) Municipal Bond Index	—	8.32%	3.61%	5.34%

% Premium/Discount to NAV

				2.91%

Distributions[4]

Total Distributions per share for the period				$0.886
Distribution Rate at NAV				7.14%
Taxable-Equivalent Distribution Rate at NAV				12.25%
Distribution Rate at Market Price				6.94%
Taxable-Equivalent Distribution Rate at Market Price				11.90%

% Total Leverage[5]

Auction Preferred Shares (APS)				31.83%
Residual Interest Bond (RIB)				10.94

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	4.8%	BBB	7.2%
AA	52.8	BB	0.8
A	27.5	Not Rated	6.9

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Massachusetts Municipal Income Trust
November 30, 2011
Portfolio Manager Craig R. Brandon, CFA
Performance2,3

% Average Annual Total Returns	Inception Date	1 Year	5 Years	10 Years

Fund at NAV	1/29/1999	8.49%	3.05%	6.04%
Fund at Market Price	—	13.45	5.95	6.46
Barclays Capital Long (22+) Municipal Bond Index	—	8.32%	3.61%	5.34%

% Premium/Discount to NAV

				6.01%

Distributions[4]

Total Distributions per share for the period				$0.906
Distribution Rate at NAV				6.49%
Taxable-Equivalent Distribution Rate at NAV				10.54%
Distribution Rate at Market Price				6.12%
Taxable-Equivalent Distribution Rate at Market Price				9.94%

% Total Leverage[5]

Auction Preferred Shares (APS)				31.67%
Residual Interest Bond (RIB)				7.72

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	16.7%	BBB	9.6%
AA	37.2	BB	1.4
A	31.5	Not Rated	3.6

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Michigan Municipal Income Trust
November 30, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance2,3

% Average Annual Total Returns	Inception Date	1 Year	5 Years	10 Years

Fund at NAV	1/29/1999	11.66%	3.49%	5.57%
Fund at Market Price	—	10.60	3.84	5.96
Barclays Capital Long (22+) Municipal Bond Index	—	8.32%	3.61%	5.34%

% Premium/Discount to NAV

				-6.94%

Distributions[4]

Total Distributions per share for the period				$0.839
Distribution Rate at NAV				6.11%
Taxable-Equivalent Distribution Rate at NAV				9.83%
Distribution Rate at Market Price				6.57%
Taxable-Equivalent Distribution Rate at Market Price				10.57%

% Total Leverage[5]

Auction Preferred Shares (APS)				38.15%
Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New Jersey Municipal Income Trust
November 30, 2011
Portfolio Manager Adam Weigold, CFA
Performance2,3

% Average Annual Total Returns	Inception Date	1 Year	5 Years	10 Years

Fund at NAV	1/29/1999	5.64%	1.93%	5.85%
Fund at Market Price	—	6.39	3.95	6.55
Barclays Capital Long (22+) Municipal Bond Index	—	8.32%	3.61%	5.34%

% Premium/Discount to NAV

				2.69%

Distributions[4]

Total Distributions per share for the period				$0.923
Distribution Rate at NAV				6.90%
Taxable-Equivalent Distribution Rate at NAV				11.66%
Distribution Rate at Market Price				6.72%
Taxable-Equivalent Distribution Rate at Market Price				11.36%

% Total Leverage[5]

Auction Preferred Shares (APS)				32.26%
Residual Interest Bond (RIB)				9.13

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	14.5%	BB	3.0%
AA	26.2	B	1.1
A	43.4	Not Rated	0.8
BBB	11.0

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New York Municipal Income Trust
November 30, 2011
Portfolio Manager Craig R. Brandon, CFA
Performance2,3

% Average Annual Total Returns	Inception Date	1 Year	5 Years	10 Years

Fund at NAV	1/29/1999	9.06%	2.05%	5.84%
Fund at Market Price	—	8.18	3.34	6.12
Barclays Capital Long (22+) Municipal Bond Index	—	8.32%	3.61%	5.34%

% Premium/Discount to NAV

				1.01%

Distributions[4]

Total Distributions per share for the period				$0.910
Distribution Rate at NAV				6.84%
Taxable-Equivalent Distribution Rate at NAV				11.56%
Distribution Rate at Market Price				6.77%
Taxable-Equivalent Distribution Rate at Market Price				11.44%

% Total Leverage[5]

Auction Preferred Shares (APS)				26.58%
Residual Interest Bond (RIB)				16.12

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	13.6%	BBB	11.8%
AA	38.0	BB	1.2
A	27.3	Not Rated	8.1

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Ohio Municipal Income Trust
November 30, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance2,3

% Average Annual Total Returns	Inception Date	1 Year	5 Years	10 Years

Fund at NAV	1/29/1999	9.21%	2.96%	5.79%
Fund at Market Price	—	6.25	4.26	6.04
Barclays Capital Long (22+) Municipal Bond Index	—	8.32%	3.61%	5.34%

% Premium/Discount to NAV

				-0.86%

Distributions[4]

Total Distributions per share for the period				$0.861
Distribution Rate at NAV				6.18%
Taxable-Equivalent Distribution Rate at NAV				10.11%
Distribution Rate at Market Price				6.24%
Taxable-Equivalent Distribution Rate at Market Price				10.20%

% Total Leverage[5]

Auction Preferred Shares (APS)				36.33%
Residual Interest Bond (RIB)				2.33

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Pennsylvania Municipal Income Trust
November 30, 2011
Portfolio Manager Adam Weigold, CFA
Performance2,3

% Average Annual Total Returns	Inception Date	1 Year	5 Years	10 Years

Fund at NAV	1/29/1999	6.53%	2.99%	5.62%
Fund at Market Price	—	13.15	4.92	7.05
Barclays Capital Long (22+) Municipal Bond Index	—	8.32%	3.61%	5.34%

% Premium/Discount to NAV

				3.02%

Distributions[4]

Total Distributions per share for the period				$0.867
Distribution Rate at NAV				6.54%
Taxable-Equivalent Distribution Rate at NAV				10.38%
Distribution Rate at Market Price				6.35%
Taxable-Equivalent Distribution Rate at Market Price				10.08%

% Total Leverage[5]

Auction Preferred Shares (APS)				35.99%
Residual Interest Bond (RIB)				2.80

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:6

AAA	3.8%	CC	0.6%
AA	47.7	C	0.1
A	35.6	Not Rated	6.9
BBB	5.3

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Income Trusts
November 30, 2011
Endnotes and Additional Disclosures

[1]	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as forward looking statements. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Performance results reflect the effects of leverage.

[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of tax-exempt income, ordinary income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest federal and state income tax rates, as applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rate(s) will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The distribution declared on December 30, 2011 reflects a reduction of the monthly distribution for Massachusetts Municipal Income Trust, Michigan Municipal Income Trust and New Jersey Municipal Income Trust.

[5]	Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund is required to maintain prescribed asset coverage for its APS, which could be reduced if Fund asset values decline. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.
Fund profile subject to change due to active management.

Eaton Vance
California Municipal Income Trust

November 30, 2011

Portfolio of Investments

Tax-Exempt Investments — 164.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 18.6%

California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,264,789
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	208,867
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	344,487
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	762,157
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,625	2,520,052
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,879,328
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	260,042
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,676,725
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	427,824
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	288,850
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	877,570
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	908,880
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	951,850
University of California, 5.25%, 5/15/39	1,250	1,331,213

		$16,702,634

Electric Utilities — 13.4%

Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$297,478
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,350,576
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,341,907
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,654,095
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,445,364
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	1,926,933
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	710,124
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,300	1,296,477

		$12,022,954

Escrowed / Prerefunded — 0.0%(1)

California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	$25	$32,813

		$32,813

General Obligations — 14.3%

California, 5.50%, 11/1/35	$1,600	$1,691,728
California, 6.00%, 4/1/38	750	830,190
California, (AMT), 5.05%, 12/1/36	1,590	1,564,481
California Department of Veterans Affairs, (AMT), 5.00%, 12/1/27	1,500	1,516,185
Palo Alto, (Election of 2008), 5.00%, 8/1/40(2)	3,655	3,891,405
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(3)(4)	3,180	3,367,620

		$12,861,609

Hospital — 16.8%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,041,950
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	196,673
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	1,000	1,034,990
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,475	1,666,735
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	640	634,374
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	445	439,064
California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,565	1,572,778
California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,700	1,700,272
California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,500	1,508,100
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,903,952
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,701,549
Washington Township Health Care District, 5.25%, 7/1/29	700	699,944

		$15,100,381

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust

November 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Housing — 1.1%

Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$682	$650,274
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	402	376,678

		$1,026,952

Industrial Development Revenue — 3.5%

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,235	$1,268,975
California Statewide Communities Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.80%, 9/1/46	2,000	1,835,580

		$3,104,555

Insured – Education — 7.1%

California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$2,660	$2,750,041
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	1,250	1,468,225
California State University, (AMBAC), 5.00%, 11/1/33	2,140	2,159,538

		$6,377,804

Insured – Electric Utilities — 3.3%

Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$2,932,485

		$2,932,485

Insured – Escrowed / Prerefunded — 3.5%

Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$3,179,574

		$3,179,574

Insured – General Obligations — 5.6%

Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$1,625,401
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,135,419
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	2,240,159

		$5,000,979

Insured – Hospital — 13.9%

California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$2,934,162
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(4)	750	752,648
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(4)	3,735	3,738,660
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(4)	5,000	5,051,000

		$12,476,470

Insured – Lease Revenue / Certificates of Participation — 11.6%

Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$5,410	$4,287,100
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,000	2,550,460
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(4)	3,500	3,629,080

		$10,466,640

Insured – Special Tax Revenue — 2.5%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$21,285	$1,362,240
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	7,615	908,622

		$2,270,862

Insured – Transportation — 9.2%

Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$1,607,350
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	1,273,770
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	740	743,848
San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	10,000	1,905,400
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,320	1,324,435
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,416,137

		$8,270,940

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust

November 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Water and Sewer — 4.1%

East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(4)	$2,000	$2,135,040
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,830	1,566,681

		$3,701,721

Other Revenue — 2.0%

California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$388,234
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	315	309,821
Golden State Tobacco Securitization Corp., 5.30%, (0.00% until 12/1/12), 6/1/37	980	611,706
Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	640	452,442

		$1,762,203

Senior Living / Life Care — 1.9%

ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$289,484
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	175	158,002
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	700	581,049
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	600	643,554

		$1,672,089

Special Tax Revenue — 15.4%

Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$1,000	$986,340
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	240,477
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	352,981
Corona Public Financing Authority, 5.80%, 9/1/20	970	971,222
Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	200	188,530
Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	500	441,175
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,591,081
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	420	420,382
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	750	750,217
Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	1,495	1,510,832
Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	900	906,885
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,645,280
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	250,838
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	490,652
Temecula Unified School District, 5.00%, 9/1/27	250	235,663
Temecula Unified School District, 5.00%, 9/1/37	400	351,636
Tustin Community Facilities District, 6.00%, 9/1/37	500	497,995
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	1,001,100

		$13,833,286

Transportation — 12.1%

Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$2,000	$2,103,680
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	1,000	1,087,020
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(3)(4)	2,120	2,234,247
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,586,160
Port of Redwood City, (AMT), 5.125%, 6/1/30	1,170	1,060,160
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,829,469

		$10,900,736

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust

November 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Water and Sewer — 4.2%

California Department of Water Resources, 5.00%, 12/1/29	$1,840	$1,988,727
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,795,302

		$3,784,029

Total Tax-Exempt Investments — 164.1%
(identified cost $146,937,929)		$147,481,716

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.6)%		$(49,976,571)

Other Assets, Less Liabilities — (8.5)%		$(7,643,439)

Net Assets Applicable to Common Shares — 100.0%		$89,861,706

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
RADIAN	- Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 37.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 15.3% of total investments.

(1)	Amount is less than 0.05%

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,626,867.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Trust

November 30, 2011

Portfolio of Investments

Tax-Exempt Investments — 153.6%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 6.1%

Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,118,144
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,212,790

		$2,330,934

Education — 29.0%

Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$600	$604,908
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,146,323
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	895	891,142
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,524,555
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	1,966,163
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,500	1,620,570
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	415	442,162
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,389,258
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,420	1,548,794

		$11,133,875

Electric Utilities — 2.7%

Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$1,000	$1,016,600

		$1,016,600

Escrowed / Prerefunded — 1.1%

Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	$400	$427,028

		$427,028

General Obligations — 13.6%

Boston, 4.00%, 4/1/24	$300	$325,278
Cambridge, 4.00%, 2/15/21	595	690,432
Danvers, 5.25%, 7/1/36	885	974,925
Newton, 5.00%, 4/1/36(2)	750	811,350
Plymouth, 5.00%, 5/1/31	345	375,943
Plymouth, 5.00%, 5/1/32	315	342,216
Wayland, 5.00%, 2/1/33	510	564,269
Wayland, 5.00%, 2/1/36	770	846,253
Winchester, 5.00%, 4/15/36	245	269,721

		$5,200,387

Hospital — 25.8%

Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	$600	$666,330
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	370	375,905
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,253,899
Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	400	402,192
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	520,025
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,154,783
Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/31	885	894,222
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	755	757,937
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	877,724
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	2,000	2,046,360
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	675,182
Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), 5.25%, 7/1/38	290	272,794

		$9,897,353

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Trust

November 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Housing — 6.7%

Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$1,928,115
Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	650	654,251

		$2,582,366

Industrial Development Revenue — 1.5%

Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$575	$576,029

		$576,029

Insured – Education — 10.3%

Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,182,010
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,365	1,611,437
Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,165	1,171,536

		$3,964,983

Insured – Electric Utilities — 1.6%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$570	$601,948

		$601,948

Insured – General Obligations — 3.2%

Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,231,100

		$1,231,100

Insured – Hospital — 0.9%

Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$348,685

		$348,685

Insured – Other Revenue — 2.0%

Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$705	$773,336

		$773,336

Insured – Special Tax Revenue — 12.5%

Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,450	$1,487,932
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,000	1,118,930
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,340	1,394,860
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,595	486,080
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,735	326,340

		$4,814,142

Insured – Student Loan — 5.7%

Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$405	$431,507
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,885	1,749,337

		$2,180,844

Insured – Transportation — 3.4%

Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$315	$312,389
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	1,010	981,740

		$1,294,129

Nursing Home — 1.3%

Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$535	$514,970

		$514,970

Other Revenue — 2.9%

Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$563,195
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	548,778

		$1,111,973

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Trust

November 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Senior Living / Life Care — 5.8%

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$250	$222,008
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,500	1,429,920
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	127,336
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	140	112,616
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	475	344,612

		$2,236,492

Special Tax Revenue — 7.9%

Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$140	$150,669
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	662,570
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	1,778,404
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	75	69,331
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	359,244

		$3,020,218

Transportation — 7.3%

Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,552,875
Massachusetts Port Authority, 5.00%, 7/1/28	500	547,235
Massachusetts Port Authority, 5.00%, 7/1/34	670	703,594

		$2,803,704

Water and Sewer — 2.3%

Massachusetts Water Resources Authority, 4.00%, 8/1/46	$960	$886,848

		$886,848

Total Tax-Exempt Investments — 153.6%
(identified cost $57,244,089)		$58,947,944

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.2)%		$(20,050,234)

Other Assets, Less Liabilities — (1.4)%		$(525,316)

Net Assets Applicable to Common Shares — 100.0%		$38,372,394

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 25.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 14.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Income Trust

November 30, 2011

Portfolio of Investments

Tax-Exempt Investments — 151.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 2.3%

Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29(1)	$600	$652,824

		$652,824

Education — 10.0%

Grand Valley State University, 5.625%, 12/1/29	$525	$563,456
Grand Valley State University, 5.75%, 12/1/34	525	558,574
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	200	200,470
Michigan State University, 5.00%, 2/15/40	1,000	1,048,270
Michigan State University, 5.00%, 2/15/44	460	477,687

		$2,848,457

Electric Utilities — 1.9%

Lansing Board of Water and Light, 5.50%, 7/1/41	$500	$548,150

		$548,150

Escrowed / Prerefunded — 8.9%

Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$560	$619,164
Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.90%, 12/1/27	1,250	1,285,263
Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	600	623,712

		$2,528,139

General Obligations — 26.1%

Ann Arbor School District, 4.50%, 5/1/24	$350	$364,133
Charter County of Wayne, 6.75%, 11/1/39	490	529,719
Comstock Park Public Schools, 5.00%, 5/1/28	230	244,460
Comstock Park Public Schools, 5.125%, 5/1/31	275	289,471
Comstock Park Public Schools, 5.25%, 5/1/33	220	231,081
East Grand Rapids Public School District, 5.00%, 5/1/25	500	507,490
Jenison Public Schools, 5.00%, 5/1/28	500	524,685
Jenison Public Schools, 5.00%, 5/1/30	500	519,590
Kent County, 5.00%, 1/1/25	1,500	1,639,590
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,059,720
Michigan, 5.00%, 11/1/20	1,000	1,186,700
Michigan, 5.50%, 11/1/25	270	306,426

		$7,403,065

Hospital — 26.1%

Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	$185	$165,864
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	125	106,969
Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	310,046
Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	410	410,303
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	675	657,916
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	978,510
Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,080	1,081,534
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	750	750,577
Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	500	526,685
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,057,540
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	417,239
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	952,830

		$7,416,013

Housing — 1.8%

Michigan Housing Development Authority, 4.60%, 12/1/26	$500	$516,015

		$516,015

Industrial Development Revenue — 4.9%

Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$539,145
Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	800	813,616
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26(2)	125	23,781

		$1,376,542

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Income Trust

November 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Education — 5.8%

Ferris State University, (AGC), 5.125%, 10/1/33	$570	$594,989
Ferris State University, (AGC), 5.25%, 10/1/38	500	519,590
Wayne State University, (AGM), 5.00%, 11/15/35	500	516,745

		$1,631,324

Insured – Electric Utilities — 5.7%

Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$400	$401,652
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	220	228,630
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	500	513,020
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	435	459,382

		$1,602,684

Insured – General Obligations — 18.8%

Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,131,001
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	650	625,059
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	290	282,994
Detroit School District, (AGM), 5.25%, 5/1/32	300	303,561
Detroit School District, (FGIC), 4.75%, 5/1/28	650	643,760
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,072,510
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,281,312

		$5,340,197

Insured – Hospital — 3.4%

Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	$985	$977,672

		$977,672

Insured – Lease Revenue / Certificates of Participation — 6.7%

Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$390,870
Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	4,300	1,509,730

		$1,900,600

Insured – Special Tax Revenue — 2.1%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$5,160	$330,240
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,210	263,697

		$593,937

Insured – Student Loan — 3.4%

Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$1,000	$964,570

		$964,570

Insured – Transportation — 3.6%

Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,006,950

		$1,006,950

Insured – Water and Sewer — 11.5%

Detroit Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$561,910
Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	1,650	1,650,099
Grand Rapids Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,054,940

		$3,266,949

Other Revenue — 1.2%

Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$500	$352,765

		$352,765

Special Tax Revenue — 1.3%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$117,149
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	126,960
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	117,961

		$362,070

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Income Trust

November 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Water and Sewer — 6.0%

Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$790	$898,680
Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/30	500	544,850
Port Huron, Water Supply System, 5.25%, 10/1/31	250	255,280

		$1,698,810

Total Tax-Exempt Investments — 151.5%
(identified cost $42,740,065)		$42,987,733

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.7)%		$(17,500,659)

Other Assets, Less Liabilities — 10.2%		$2,879,256

Net Assets Applicable to Common Shares — 100.0%		$28,366,330

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 40.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 13.0% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Defaulted bond.

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Trust

November 30, 2011

Portfolio of Investments

Tax-Exempt Investments — 160.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 1.2%

New Jersey Environmental Infrastructure Trust, 4.00%, 9/1/23	$650	$707,603

		$707,603

Education — 20.1%

New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$250	$253,330
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	250	243,075
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	220	220,886
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,650	1,770,813
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	3,500	3,609,550
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,671,978
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	965	1,127,873
Rutgers State University, 5.00%, 5/1/39(1)	3,150	3,324,510

		$12,222,015

Electric Utilities — 4.2%

Puerto Rico Electric Power Authority, 5.25%, 7/1/25	$1,000	$1,059,830
Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,500	1,516,665

		$2,576,495

General Obligations — 9.2%

Monmouth County Improvement Authority, (Governmental Pooled Loan), 5.00%, 1/15/28(2)	$1,850	$2,085,894
Monmouth County Improvement Authority, (Governmental Pooled Loan), 5.00%, 1/15/30	1,795	1,997,027
West Morris Regional High School District, 4.50%, 5/1/23	640	738,227
West Morris Regional High School District, 4.50%, 5/1/24	705	798,934

		$5,620,082

Hospital — 21.3%

Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$90	$78,188
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,415	1,365,871
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,305	2,354,811
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,095	2,106,564
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	915	924,177
New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	1,525	1,524,909
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	1,000	1,027,740
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,440	2,398,105
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,137,490

		$12,917,855

Housing — 3.8%

New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$680	$667,481
New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	1,640	1,643,920

		$2,311,401

Industrial Development Revenue — 12.1%

Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	$500	$501,275
Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	540	546,966
New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	1,070	1,043,945
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	215	203,510
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, to 6/1/13 (Put Date), 6/1/33	750	769,013
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	238,700

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Trust

November 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Industrial Development Revenue (continued)

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	$2,235	$2,348,091
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,080	1,681,202

		$7,332,702

Insured – Education — 1.2%

New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$825	$717,907

		$717,907

Insured – Gas Utilities — 7.8%

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90%, to 10/1/25 (Put Date), 10/1/40	$4,575	$4,742,079

		$4,742,079

Insured – General Obligations — 4.1%

Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,077,463
Lakewood Township, (AGC), 5.75%, 11/1/31	1,240	1,395,335

		$2,472,798

Insured – Hospital — 5.3%

New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	$750	$768,990
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	500	505,430
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	500	505,430
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,440,306

		$3,220,156

Insured – Housing — 5.6%

New Jersey Housing and Mortgage Finance Agency, (Multi-Family Housing), (AGM), (AMT), 5.05%, 5/1/34	$3,390	$3,390,101

		$3,390,101

Insured – Lease Revenue / Certificates of Participation — 4.5%

New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,500	$1,602,225
New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	1,000	1,129,980

		$2,732,205

Insured – Special Tax Revenue — 11.5%

Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,550	$3,010,986
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,035,104
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	895,890
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,185	459,840
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,965	592,424

		$6,994,244

Insured – Student Loan — 3.8%

New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30(3)	$2,225	$2,322,989

		$2,322,989

Insured – Transportation — 0.6%

South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$315	$344,667

		$344,667

Insured – Water and Sewer — 3.3%

New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,003,147

		$2,003,147

Lease Revenue / Certificates of Participation — 5.4%

New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,573,680
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,730,634

		$3,304,314

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Trust

November 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Other Revenue — 5.6%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,200	$332,136
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	13,280	327,352
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	2,040	2,145,549
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	900	624,231

		$3,429,268

Senior Living / Life Care — 3.1%

New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$467,111
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	762,385
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	672,644

		$1,902,140

Special Tax Revenue — 2.2%

New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$96,620
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	161,765
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	530,305
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	536,185

		$1,324,875

Student Loan — 4.1%

New Jersey Higher Education Student Assistance Authority, (AMT), 1.276%, 6/1/36(1)(4)(5)	$2,500	$2,463,025

		$2,463,025

Transportation — 20.1%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,098,096
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,109,225
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31(6)	1,850	2,007,879
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	274,893
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	587,452
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,778,812
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,995	2,150,450
South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,175	1,182,156

		$12,188,963

Total Tax-Exempt Investments — 160.1%
(identified cost $95,027,586)		$97,241,031

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.0)%		$(33,426,048)

Other Assets, Less Liabilities — (5.1)%		$(3,080,505)

Net Assets Applicable to Common Shares — 100.0%		$60,734,478

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 29.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 10.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $463,025.

(5)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2011.

(6)	When-issued security.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Trust

November 30, 2011

Portfolio of Investments

Tax-Exempt Investments — 166.8%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 6.3%

New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,842,502
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37(1)	2,535	2,702,893

		$4,545,395

Cogeneration — 1.5%

Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,150	$1,117,168

		$1,117,168

Education — 26.1%

Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$315	$325,883
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,582,514
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	325	342,716
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	551,417
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(2)	1,000	1,073,220
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	799,697
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	543,242
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,124,980
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,077,530
New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	2,250	2,477,430
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,659,575
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	353,220
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	435,980
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,495	1,501,787
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,111,160
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	285,129
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	746,069

		$18,991,549

Electric Utilities — 4.5%

Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33(3)	$1,420	$1,595,384
Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	1,645	1,672,176

		$3,267,560

General Obligations — 18.1%

Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$212,454
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	325	111,082
New York, 5.00%, 2/15/34(1)	4,000	4,345,480
New York City, 5.25%, 9/15/33(1)	6,000	6,303,300
New York City, 6.25%, 10/15/28	1,000	1,175,710
Westchester County, 4.00%, 7/1/19	850	992,868

		$13,140,894

Health Care – Miscellaneous — 2.8%

New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$1,115	$945,788
New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	1,200	945,756
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	50	50,570
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	100	101,140

		$2,043,254

Hospital — 22.6%

Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$135,948
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	985,114
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,070	1,037,600
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,513,580

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Trust

November 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Hospital (continued)

New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	$2,000	$2,004,920
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,031,290
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	845	847,341
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,250	1,272,675
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	416,216
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	835,701
Oneida County Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,195	1,194,928
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	651,157
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/28(4)	1,250	1,272,337
Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	2,105	2,215,976

		$16,414,783

Housing — 16.7%

New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,497,705
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,641,406
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,017,780
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,671,016
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,496,235
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,850	1,821,880
New York Mortgage Agency, (AMT), 5.125%, 10/1/37	1,000	1,006,890

		$12,152,912

Industrial Development Revenue — 6.8%

Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,063,210
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,000	1,011,500
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,500	2,503,025
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	360	363,888

		$4,941,623

Insured – Education — 6.5%

New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,296,237
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,579,395
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	1,880,111

		$4,755,743

Insured – Electric Utilities — 2.1%

Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,526,998

		$1,526,998

Insured – Escrowed / Prerefunded — 1.8%

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$855	$546,277
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	1,280	778,611

		$1,324,888

Insured – Lease Revenue / Certificates of Participation — 2.9%

Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$2,350	$2,122,073

		$2,122,073

Insured – Other Revenue — 2.9%

New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$917,603
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,185,629

		$2,103,232

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Trust

November 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Special Tax Revenue — 4.7%

New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$525	$498,309
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,440	963,347
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	19,745	1,263,680
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,110	729,045

		$3,454,381

Insured – Transportation — 2.0%

Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$1,475	$1,432,299

		$1,432,299

Insured – Water and Sewer — 1.3%

Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$966,770

		$966,770

Other Revenue — 6.6%

Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,285	$758,972
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	3,120	1,014,936
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	395,793
New York City Cultural Resource Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,415	1,509,734
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,093,490

		$4,772,925

Senior Living / Life Care — 3.1%

Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,450	$1,323,096
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	912,819

		$2,235,915

Special Tax Revenue — 10.5%

Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,578,885
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(5)	2,100	2,348,493
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,068,500
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,067,560
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	900	949,734
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	584,442

		$7,597,614

Transportation — 10.8%

Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$799,512
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	1,900	1,989,034
Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	955	963,805
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,067,141
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34	10	10,901
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	2,987,011

		$7,817,404

Water and Sewer — 6.2%

New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	$3,105	$3,488,064
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,036,670

		$4,524,734

Total Tax-Exempt Investments — 166.8%
(identified cost $117,989,587)		$121,250,114

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (46.4)%		$(33,726,273)

Other Assets, Less Liabilities — (20.4)%		$(14,845,636)

Net Assets — 100.0%		$72,678,205

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Trust

November 30, 2011

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FNMA	- Federal National Mortgage Association
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 14.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 6.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	When-issued security.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $773,493.

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Trust

November 30, 2011

Portfolio of Investments

Tax-Exempt Investments — 151.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 12.4%

Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$550	$565,955
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,020	1,058,770
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/28	250	276,438
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	250	272,245
Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	1,245	1,332,399
Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	295	263,724
Toledo-Lucas County Port Authority, 5.40%, 5/15/19	1,100	1,008,018

		$4,777,549

Education — 17.1%

Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$440	$446,890
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,291,363
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,049,400
Ohio State University, 5.00%, 12/1/28	500	572,945
Ohio State University, 5.00%, 12/1/30	1,675	1,912,147
University of Cincinnati, 5.00%, 6/1/34	500	518,525
Wright State University, 5.00%, 5/1/31	750	777,630

		$6,568,900

Electric Utilities — 1.9%

Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$195	$195,045
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	526,445

		$721,490

General Obligations — 21.8%

Barberton City School District, 4.50%, 12/1/33	$900	$893,169
Beavercreek City School District, 5.00%, 12/1/30	1,750	1,877,120
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,090	1,179,631
Columbus, 5.00%, 7/1/23(1)	500	545,620
Columbus City School District, 5.00%, 12/1/29	1,000	1,100,610
Huber Heights City School District, 4.75%, 12/1/25	595	642,552
Maple Heights City School District, 5.00%, 1/15/37	1,000	1,035,800
Symmes Township, Hamilton County, (Parkland Acquisition & Improvement), 5.25%, 12/1/37	1,000	1,104,460

		$8,378,962

Hospital — 14.0%

Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	$500	$503,080
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	812,776
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	802,942
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	507,220
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	528,155
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,043,110
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	595	593,733
Ohio Higher Educational Facility Commission, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	285	258,501
Richland County, (MedCentral Health Systems), 6.375%, 11/15/22	330	332,280

		$5,381,797

Housing — 10.8%

Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.625%, 9/1/27	$950	$926,069
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.75%, 3/1/37	425	411,307
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 5.00%, 9/1/31	295	296,227
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,500	2,501,200

		$4,134,803

Industrial Development Revenue — 7.7%

Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$480,058
Ohio Water Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 8/1/38	2,250	2,251,665

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Trust

November 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Industrial Development Revenue (continued)

Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	$225	$229,399

		$2,961,122

Insured – Education — 13.0%

Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$794,453
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,075,250
Kent State University, (AGC), 5.00%, 5/1/29	465	489,547
Miami University, (AMBAC), 3.25%, 9/1/26	635	585,299
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,541,490
University of Akron, Series B, (AGM), 5.00%, 1/1/38	500	513,565

		$4,999,604

Insured – Electric Utilities — 12.6%

American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,084,150
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	710	324,101
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	465,780
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	830	440,348
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,488,270
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	210	218,238
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	250	256,510
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	500	542,285

		$4,819,682

Insured – General Obligations — 17.8%

Brookfield Local School District, (AGM), 5.00%, 1/15/30	$200	$209,158
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	500	529,180
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	943,874
Cincinnati School District, (FGIC), (NPFG), 5.25%, 12/1/30	1,000	1,144,330
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,419,645
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,750	1,826,492
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	771,150

		$6,843,829

Insured – Hospital — 5.9%

Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$280	$262,111
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,454,565
Lorain County, (Catholic Healthcare Partners), (AGM), 17.943%, 2/1/29(2)(3)(4)	485	537,011

		$2,253,687

Insured – Lease Revenue / Certificates of Participation — 1.1%

Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	$500	$407,085

		$407,085

Insured – Special Tax Revenue — 2.6%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$9,905	$633,920
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,040	362,733

		$996,653

Insured – Transportation — 6.2%

Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	$1,000	$1,192,870
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/26	1,000	1,204,240

		$2,397,110

Lease Revenue / Certificates of Participation — 1.4%

Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$500	$535,675

		$535,675

Other Revenue — 3.7%

Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	$710	$497,206
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,000	922,330

		$1,419,536

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Trust

November 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Special Tax Revenue — 1.2%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$155	$157,897
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	172,665
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	117,961

		$448,523

Total Tax-Exempt Investments — 151.2%
(identified cost $56,752,375)		$58,046,007

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.2)%		$(22,725,125)

Other Assets, Less Liabilities — 8.0%		$3,057,738

Net Assets Applicable to Common Shares — 100.0%		$38,378,620

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 39.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 17.7% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2011, the aggregate value of these securities is $537,011 or 1.4% of the Trust’s net assets applicable to common shares.

(3)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at November 30, 2011.

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Trust

November 30, 2011

Portfolio of Investments

Tax-Exempt Investments — 159.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Cogeneration — 2.0%

Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	$100	$56,250
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(1)	500	283,520
Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	375	368,992

		$708,762

Education — 18.0%

Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,121,705
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	530,580
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,251,336
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	519,370
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	444,237
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	647,831
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	802,388
University of Pittsburgh, 5.25%, 9/15/29	500	557,930
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	607,608

		$6,482,985

Electric Utilities — 1.7%

York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$600	$608,100

		$608,100

Escrowed / Prerefunded — 3.2%

Bucks County Industrial Development Authority, (Pennswood Village), Prerefunded to 10/1/12, 6.00%, 10/1/27	$600	$634,128
Washington County Hospital Authority, (Monongahela Hospital), Prerefunded to 6/1/12, 5.50%, 6/1/17	500	518,280

		$1,152,408

General Obligations — 10.4%

Chester County, 5.00%, 7/15/27(2)	$500	$564,600
Daniel Boone Area School District, 5.00%, 8/15/32	1,000	1,041,830
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,056,570
Philadelphia School District, 6.00%, 9/1/38	1,000	1,083,710

		$3,746,710

Hospital — 21.8%

Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$523,765
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	763,703
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	781,447
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,215	1,235,363
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	753,383
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,500	1,467,315
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	251,265
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(3)	1,000	1,128,820
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	693,488
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	250,580

		$7,849,129

Housing — 16.9%

Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$435	$433,408
Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	1,115	1,122,638
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	840	835,590
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	503,710
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	885	890,628
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	500	499,970

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Trust

November 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Housing (continued)

Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	$970	$970,776
Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.15%, 10/1/37	830	834,092

		$6,090,812

Industrial Development Revenue — 8.1%

Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$209,958
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	757,650
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	278,020
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,000	1,112,510
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	504,105
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26(1)	315	59,929

		$2,922,172

Insured – Education — 12.9%

Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$519,860
Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,675	1,673,877
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,115	1,145,105
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	393,964
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	905,415

		$4,638,221

Insured – Escrowed / Prerefunded — 9.2%

Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,600	$1,615,936
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,691,780

		$3,307,716

Insured – General Obligations — 3.8%

Beaver County, (AGM), 5.55%, 11/15/31	$500	$535,490
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	819,075

		$1,354,565

Insured – Hospital — 11.2%

Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$304,188
Delaware County General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	355	355,096
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,457,611
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	1,900	1,898,936

		$4,015,831

Insured – Lease Revenue / Certificates of Participation — 4.9%

Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$526,010
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,248,118

		$1,774,128

Insured – Special Tax Revenue — 2.8%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$9,870	$631,680
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,050	363,926

		$995,606

Insured – Transportation — 9.2%

Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$500	$508,820
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,005,633
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	1,800	1,809,360

		$3,323,813

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Trust

November 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Water and Sewer — 3.9%

Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$522,670
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	525	527,478
Philadelphia, Water and Wastewater Revenue, (FGIC), (NPFG), 5.00%, 11/1/31	360	361,962

		$1,412,110

Senior Living / Life Care — 2.6%

Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	$1,000	$530,290
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	201,040
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	193,566

		$924,896

Special Tax Revenue — 0.3%

Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$117,961

		$117,961

Transportation — 11.2%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$481,712
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	292,712
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	270	271,836
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	1,017,040
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,176,318
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	801,690

		$4,041,308

Utilities — 1.6%

Philadelphia Gas Works, 5.25%, 8/1/40	$600	$589,050

		$589,050

Water and Sewer — 3.8%

Harrisburg Water Authority, 5.25%, 7/15/31	$750	$604,890
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	771,765

		$1,376,655

Total Tax-Exempt Investments — 159.5%
(identified cost $56,716,086)		$57,432,938

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.8)%		$(21,175,248)

Other Assets, Less Liabilities — (0.7)%		$(246,701)

Net Assets Applicable to Common Shares — 100.0%		$36,010,989

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2011, 36.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 12.5% of total investments.

(1)	Defaulted bond.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Statements of Assets and Liabilities

	November 30, 2011

Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Investments —
Identified cost	$146,937,929	$57,244,089	$42,740,065	$95,027,586
Unrealized appreciation	543,787	1,703,855	247,668	2,213,445

Investments, at value	$147,481,716	$58,947,944	$42,987,733	$97,241,031

Cash	$3,755,623	$3,351,271	$2,384,172	$6,782,903
Interest receivable	1,700,938	954,097	545,617	1,438,082
Receivable for investments sold	4,142,609	136,307	18,287	38,915
Receivable for variation margin on open financial futures contracts	110,562	23,438	15,750	253,750
Deferred debt issuance costs	29,473	3,101	—	3,582

Total assets	$157,220,921	$63,416,158	$45,951,559	$105,758,263

Liabilities

Payable for floating rate notes issued	$17,170,000	$4,885,000	$—	$9,455,000
Payable for when-issued securities	—	—	—	1,988,477
Payable to affiliates:
Investment adviser fee	82,032	33,061	25,324	54,449
Administration fee	24,487	9,869	7,559	16,253
Trustees’ fees	842	383	316	597
Interest expense and fees payable	25,118	10,510	—	17,906
Accrued expenses	80,165	54,707	51,371	65,055

Total liabilities	$17,382,644	$4,993,530	$84,570	$11,597,737

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$49,976,571	$20,050,234	$17,500,659	$33,426,048

Net assets applicable to common shares	$89,861,706	$38,372,394	$28,366,330	$60,734,478

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$72,439	$27,466	$21,163	$46,649
Additional paid-in capital	104,964,981	39,669,177	30,027,968	66,836,219
Accumulated net realized loss	(16,998,841)	(3,375,066)	(2,140,028)	(8,954,179)
Accumulated undistributed net investment income	1,202,450	330,666	198,605	415,866
Net unrealized appreciation	620,677	1,720,151	258,622	2,389,923

Net assets applicable to common shares	$89,861,706	$38,372,394	$28,366,330	$60,734,478

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,999	802	700	1,337

Common Shares Outstanding	7,243,893	2,746,642	2,116,294	4,664,948

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$12.41	$13.97	$13.40	$13.02

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Statements of Assets and Liabilities — continued

	November 30, 2011

Assets	New York Trust	Ohio Trust	Pennsylvania Trust

Investments —
Identified cost	$117,989,587	$56,752,375	$56,716,086
Unrealized appreciation	3,260,527	1,293,632	716,852

Investments, at value	$121,250,114	$58,046,007	$57,432,938

Cash	$3,969,307	$954,912	$10,322
Interest receivable	1,632,920	986,423	790,423
Receivable for investments sold	1,430,469	1,179,589	618,119
Receivable for variation margin on open financial futures contracts	29,298	34,422	87,500
Deferred debt issuance costs	1,850	—	—

Total assets	$128,313,958	$61,201,353	$58,939,302

Liabilities

Payable for floating rate notes issued	$20,455,000	$—	$1,650,000
Payable for when-issued securities	1,264,150	—	—
Payable to affiliates:
Investment adviser fee	64,921	33,668	32,360
Administration fee	19,379	10,050	9,660
Trustees’ fees	683	397	388
Interest expense and fees payable	33,091	—	5,108
Accrued expenses	72,256	53,493	55,549

Total liabilities	$21,909,480	$97,608	$1,753,065

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$33,726,273	$22,725,125	$21,175,248

Net assets applicable to common shares	$72,678,205	$38,378,620	$36,010,989

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$54,616	$28,551	$27,172
Additional paid-in capital	79,185,631	40,895,760	38,541,358
Accumulated net realized loss	(10,783,544)	(4,195,583)	(3,720,375)
Accumulated undistributed net investment income	940,604	332,320	385,127
Net unrealized appreciation	3,280,898	1,317,572	777,707

Net assets applicable to common shares	$72,678,205	$38,378,620	$36,010,989

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,349	909	847

Common Shares Outstanding	5,461,594	2,855,064	2,717,198

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$13.31	$13.44	$13.25

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Statements of Operations

	Year Ended November 30, 2011

Investment Income	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Interest	$8,400,649	$3,161,765	$2,297,121	$5,311,215

Total investment income	$8,400,649	$3,161,765	$2,297,121	$5,311,215

Expenses

Investment adviser fee	$978,128	$391,800	$300,279	$659,732
Administration fee	289,367	115,912	88,837	195,158
Trustees’ fees and expenses	4,974	2,282	1,869	3,524
Custodian fee	78,032	39,920	36,273	57,657
Transfer and dividend disbursing agent fees	20,415	19,617	19,857	19,693
Legal and accounting services	50,127	39,268	35,721	45,016
Printing and postage	16,199	11,407	11,912	13,979
Interest expense and fees	143,080	38,489	—	87,470
Preferred shares service fee	69,843	29,182	23,553	48,968
Miscellaneous	60,481	33,531	32,112	34,761

Total expenses	$1,710,646	$721,408	$550,413	$1,165,958

Deduct —
Reduction of custodian fee	$745	$514	$595	$1,591

Total expense reductions	$745	$514	$595	$1,591

Net expenses	$1,709,901	$720,894	$549,818	$1,164,367

Net investment income	$6,690,748	$2,440,871	$1,747,303	$4,146,848

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,947,304)	$(587,391)	$(133,087)	$(1,096,361)
Extinguishment of debt	(1,630)	—	—	—
Financial futures contracts	(3,069,857)	(832,273)	(153,381)	(2,559,014)
Swap contracts	(793,598)	(378,607)	(93,022)	(660,818)

Net realized loss	$(5,812,389)	$(1,798,271)	$(379,490)	$(4,316,193)

Change in unrealized appreciation (depreciation) —
Investments	$5,607,294	$2,402,924	$1,531,924	$3,308,257
Financial futures contracts	100,502	16,296	17,892	167,150
Swap contracts	132,762	(2,110)	15,562	(2,686)

Net change in unrealized appreciation (depreciation)	$5,840,558	$2,417,110	$1,565,378	$3,472,721

Net realized and unrealized gain (loss)	$28,169	$618,839	$1,185,888	$(843,472)

Distributions to preferred shareholders

From net investment income	$(156,530)	$(62,477)	$(53,546)	$(104,690)

Net increase in net assets from operations	$6,562,387	$2,997,233	$2,879,645	$3,198,686

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Statements of Operations — continued

	Year Ended November 30, 2011

Investment Income	New York Trust	Ohio Trust	Pennsylvania Trust

Interest	$6,575,494	$3,137,457	$3,071,067

Total investment income	$6,575,494	$3,137,457	$3,071,067

Expenses

Investment adviser fee	$773,725	$405,220	$391,093
Administration fee	228,894	119,877	115,694
Trustees’ fees and expenses	4,041	2,348	2,296
Custodian fee	66,217	43,612	41,787
Transfer and dividend disbursing agent fees	19,903	19,558	20,102
Legal and accounting services	49,026	36,783	36,462
Printing and postage	16,564	12,694	13,287
Interest expense and fees	151,401	3,153	16,065
Preferred shares service fee	48,917	32,624	30,196
Miscellaneous	38,699	34,665	34,250

Total expenses	$1,397,387	$710,534	$701,232

Deduct —
Reduction of custodian fee	$1,379	$923	$473

Total expense reductions	$1,379	$923	$473

Net expenses	$1,396,008	$709,611	$700,759

Net investment income	$5,179,486	$2,427,846	$2,370,308

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,415,070)	$(432,132)	$(408,325)
Extinguishment of debt	(10,425)	—	—
Financial futures contracts	(650,292)	(491,223)	(977,936)
Swap contracts	(1,387,906)	(265,119)	(334,422)

Net realized loss	$(3,463,693)	$(1,188,474)	$(1,720,683)

Change in unrealized appreciation (depreciation) —
Investments	$4,258,347	$2,053,103	$1,527,185
Financial futures contracts	65,113	44,817	57,124
Swap contracts	99,211	(23,174)	(19,890)

Net change in unrealized appreciation (depreciation)	$4,422,671	$2,074,746	$1,564,419

Net realized and unrealized gain (loss)	$958,978	$886,272	$(156,264)

Distributions to preferred shareholders

From net investment income	$(103,791)	$(70,672)	$(65,985)

Net increase in net assets from operations	$6,034,673	$3,243,446	$2,148,059

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Statements of Changes in Net Assets

	Year Ended November 30, 2011

Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

From operations —
Net investment income	$6,690,748	$2,440,871	$1,747,303	$4,146,848
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(5,812,389)	(1,798,271)	(379,490)	(4,316,193)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	5,840,558	2,417,110	1,565,378	3,472,721
Distributions to preferred shareholders —
From net investment income	(156,530)	(62,477)	(53,546)	(104,690)

Net increase in net assets from operations	$6,562,387	$2,997,233	$2,879,645	$3,198,686

Distributions to common shareholders —
From net investment income	$(6,404,210)	$(2,484,380)	$(1,775,591)	$(4,301,179)

Total distributions to common shareholders	$(6,404,210)	$(2,484,380)	$(1,775,591)	$(4,301,179)

Capital share transactions —
Reinvestment of distributions to common shareholders	$308,410	$124,586	$—	$120,167

Net increase in net assets from capital share transactions	$308,410	$124,586	$—	$120,167

Net increase (decrease) in net assets	$466,587	$637,439	$1,104,054	$(982,326)

Net Assets Applicable to Common Shares

At beginning of year	$89,395,119	$37,734,955	$27,262,276	$61,716,804

At end of year	$89,861,706	$38,372,394	$28,366,330	$60,734,478

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$1,202,450	$330,666	$198,605	$415,866

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2011

Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust

From operations —
Net investment income	$5,179,486	$2,427,846	$2,370,308
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(3,463,693)	(1,188,474)	(1,720,683)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	4,422,671	2,074,746	1,564,419
Distributions to preferred shareholders —
From net investment income	(103,791)	(70,672)	(65,985)

Net increase in net assets from operations	$6,034,673	$3,243,446	$2,148,059

Distributions to common shareholders —
From net investment income	$(4,960,863)	$(2,454,993)	$(2,355,299)

Total distributions to common shareholders	$(4,960,863)	$(2,454,993)	$(2,355,299)

Capital share transactions —
Reinvestment of distributions to common shareholders	$232,016	$127,253	$7,823

Net increase in net assets from capital share transactions	$232,016	$127,253	$7,823

Net increase (decrease) in net assets	$1,305,826	$915,706	$(199,417)

Net Assets Applicable to Common Shares

At beginning of year	$71,372,379	$37,462,914	$36,210,406

At end of year	$72,678,205	$38,378,620	$36,010,989

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$940,604	$332,320	$385,127

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2010

Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

From operations —
Net investment income	$6,802,191	$2,529,497	$1,854,695	$4,440,964
Net realized loss from investment transactions, financial futures contracts and swap contracts	(614,616)	(50,147)	(57,158)	(1,539,020)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	764,376	619,522	(38,495)	171,740
Distributions to preferred shareholders —
From net investment income	(203,844)	(81,604)	(70,520)	(136,338)

Net increase in net assets from operations	$6,748,107	$3,017,268	$1,688,522	$2,937,346

Distributions to common shareholders —
From net investment income	$(6,355,945)	$(2,473,535)	$(1,817,913)	$(4,399,126)

Total distributions to common shareholders	$(6,355,945)	$(2,473,535)	$(1,817,913)	$(4,399,126)

Capital share transactions —
Reinvestment of distributions to common shareholders	$282,674	$180,515	$—	$386,092

Net increase in net assets from capital share transactions	$282,674	$180,515	$—	$386,092

Net increase (decrease) in net assets	$674,836	$724,248	$(129,391)	$(1,075,688)

Net Assets Applicable to Common Shares

At beginning of year	$88,720,283	$37,010,707	$27,391,667	$62,792,492

At end of year	$89,395,119	$37,734,955	$27,262,276	$61,716,804

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$1,223,364	$464,800	$295,348	$731,612

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2010

Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust

From operations —
Net investment income	$5,176,320	$2,552,700	$2,472,980
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,029,790)	(58,106)	(465,417)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	1,939,142	(868,779)	289,880
Distributions to preferred shareholders —
From net investment income	(135,619)	(92,648)	(86,181)

Net increase in net assets from operations	$5,950,053	$1,533,167	$2,211,262

Distributions to common shareholders —
From net investment income	$(4,909,382)	$(2,528,385)	$(2,351,411)

Total distributions to common shareholders	$(4,909,382)	$(2,528,385)	$(2,351,411)

Capital share transactions —
Reinvestment of distributions to common shareholders	$475,009	$162,675	$95,355

Net increase in net assets from capital share transactions	$475,009	$162,675	$95,355

Net increase (decrease) in net assets	$1,515,680	$(832,543)	$(44,794)

Net Assets Applicable to Common Shares

At beginning of year	$69,856,699	$38,295,457	$36,255,200

At end of year	$71,372,379	$37,462,914	$36,210,406

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$852,703	$436,643	$415,649

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Statements of Cash Flows*

	Year Ended November 30, 2011

Cash Flows From Operating Activities	California Trust	New Jersey Trust	New York Trust

Net increase in net assets from operations	$6,562,387	$3,198,686	$6,034,673
Distributions to preferred shareholders	156,530	104,690	103,791

Net increase in net assets from operations excluding distributions to preferred shareholders	$6,718,917	$3,303,376	$6,138,464
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(33,845,507)	(11,296,353)	(15,711,387)
Investments sold	49,142,859	23,526,345	21,109,161
Net amortization/accretion of premium (discount)	(1,421,860)	(646,328)	(520,199)
Amortization of deferred debt issuance costs	1,463	392	7,053
Decrease in interest receivable	229,334	168,325	90,461
Increase in receivable for investments sold	(4,130,609)	(14,273)	(1,355,387)
Increase in receivable for variation margin on open financial futures contracts	(110,562)	(253,750)	(29,298)
Decrease in receivable for open swap contracts	—	87,790	103,093
Increase (decrease) in payable for when-issued securities	(1,615,120)	1,988,477	(1,215,928)
Decrease in payable for variation margin on open financial futures contracts	(19,001)	(74,219)	(35,625)
Decrease in payable for open swap contracts	(132,762)	(85,104)	(202,304)
Decrease in payable to affiliate for investment adviser fee	(2,956)	(2,667)	(1,387)
Increase (decrease) in payable to affiliate for administration fee	(327)	(423)	19
Decrease in payable to affiliate for Trustees’ fees	(139)	(92)	(99)
Decrease in interest expense and fees payable	(5,925)	(22,745)	(10,793)
Decrease in accrued expenses	(10,096)	(5,788)	(3,633)
Net change in unrealized (appreciation) depreciation from investments	(5,607,294)	(3,308,257)	(4,258,347)
Net realized loss from investments	1,947,304	1,096,361	1,415,070
Net realized loss on extinguishment of debt	1,630	—	10,425

Net cash provided by operating activities	$11,139,349	$14,461,067	$5,529,359

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(6,095,800)	$(4,181,012)	$(4,728,847)
Cash distributions paid to preferred shareholders	(157,381)	(105,262)	(104,561)
Proceeds from secured borrowings	1,800,000	—	5,415,000
Repayment of secured borrowings	(5,165,000)	(5,117,000)	(5,435,000)

Net cash used in financing activities	$(9,618,181)	$(9,403,274)	$(4,853,408)

Net increase in cash	$1,521,168	$5,057,793	$675,951

Cash at beginning of year	$2,234,455	$1,725,110	$3,293,356

Cash at end of year	$3,755,623	$6,782,903	$3,969,307

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$308,410	$120,167	$232,016
Cash paid for interest and fees	147,542	109,823	155,141

*	Statement of Cash Flows is not required for Massachusetts Trust, Michigan Trust, Ohio Trust and Pennsylvania Trust.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Financial Highlights
Selected data for a common share outstanding during the periods stated

	California Trust

	Year Ended November 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year (Common shares)	$12.390	$12.330	$9.890	$15.120	$16.430

Income (Loss) From Operations

Net investment income(1)	$0.926	$0.945	$0.947	$0.943	$0.936
Net realized and unrealized gain (loss)	0.002	0.026	2.321	(5.223)	(1.294)
Distributions to preferred shareholders
From net investment income(1)	(0.022)	(0.028)	(0.047)	(0.277)	(0.280)

Total income (loss) from operations	$0.906	$0.943	$3.221	$(4.557)	$(0.638)

Less Distributions to Common Shareholders

From net investment income	$(0.886)	$(0.883)	$(0.781)	$(0.673)	$(0.672)

Total distributions to common shareholders	$(0.886)	$(0.883)	$(0.781)	$(0.673)	$(0.672)

Net asset value — End of year (Common shares)	$12.410	$12.390	$12.330	$9.890	$15.120

Market value — End of year (Common shares)	$12.770	$12.400	$12.170	$9.150	$13.160

Total Investment Return on Net Asset Value(2)	7.99%	7.73%	34.24%	(30.70)%	(3.65)%

Total Investment Return on Market Value(2)	11.04%	9.25%	43.19%	(26.34)%	(8.44)%

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$89,862	$89,395	$88,720	$71,065	$108,567
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.83%	1.78%	1.93%	1.87%	1.78	%(4)
Interest and fee expense(5)	0.17%	0.18%	0.23%	0.37%	0.34%
Total expenses before custodian fee reduction	2.00%	1.96%	2.16%	2.24%	2.12	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.83%	1.78%	1.93%	1.85%	1.76	%(4)
Net investment income	7.81%	7.34%	8.35%	6.91%	5.94%
Portfolio Turnover	22%	14%	18%	31%	40%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.15%	1.16%	1.19%	1.18%	1.17	%(4)
Interest and fee expense(5)	0.11%	0.11%	0.15%	0.24%	0.22%
Total expenses before custodian fee reduction	1.26%	1.27%	1.34%	1.42%	1.39	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.15%	1.16%	1.19%	1.17%	1.16	%(4)
Net investment income	4.93%	4.77%	5.18%	4.39%	3.90%

Senior Securities:
Total preferred shares outstanding	1,999	1,999	1,999	1,999	2,360
Asset coverage per preferred share(6)	$69,954	$69,721	$69,383	$60,552	$71,003
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(7)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Massachusetts Trust

	Year Ended November 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year (Common shares)	$13.790	$13.590	$10.160	$14.860	$16.170

Income (Loss) From Operations

Net investment income(1)	$0.890	$0.926	$0.948	$0.947	$0.914
Net realized and unrealized gain (loss)	0.219	0.210	3.356	(4.720)	(1.314)
Distributions to preferred shareholders
From net investment income(1)	(0.023)	(0.030)	(0.049)	(0.278)	(0.271)

Total income (loss) from operations	$1.086	$1.106	$4.255	$(4.051)	$(0.671)

Less Distributions to Common Shareholders

From net investment income	$(0.906)	$(0.906)	$(0.825)	$(0.649)	$(0.639)

Total distributions to common shareholders	$(0.906)	$(0.906)	$(0.825)	$(0.649)	$(0.639)

Net asset value — End of year (Common shares)	$13.970	$13.790	$13.590	$10.160	$14.860

Market value — End of year (Common shares)	$14.810	$13.980	$13.260	$8.930	$13.050

Total Investment Return on Net Asset Value(2)	8.49%	8.16%	43.29%	(28.02)%	(3.94)%

Total Investment Return on Market Value(2)	13.45%	12.38%	58.91%	(27.89)%	(8.57)%

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$38,372	$37,735	$37,011	$27,576	$40,341
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.87%	1.83%	2.02%	2.06%	1.91	%(4)
Interest and fee expense(5)	0.11%	0.09%	0.14%	0.26%	0.61%
Total expenses before custodian fee reduction	1.98%	1.92%	2.16%	2.32%	2.52	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.87%	1.82%	2.02%	2.04%	1.89	%(4)
Net investment income	6.70%	6.51%	7.77%	7.03%	5.90%
Portfolio Turnover	15%	16%	24%	40%	42%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.21%	1.20%	1.26%	1.31%	1.26	%(4)
Interest and fee expense(5)	0.07%	0.06%	0.09%	0.16%	0.40%
Total expenses before custodian fee reduction	1.28%	1.26%	1.35%	1.47%	1.66	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.21%	1.20%	1.26%	1.30%	1.25	%(4)
Net investment income	4.32%	4.29%	4.85%	4.47%	3.91%

Senior Securities:
Total preferred shares outstanding	802	802	802	802	860
Asset coverage per preferred share(6)	$72,846	$72,051	$71,150	$59,391	$71,920
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(7)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Michigan Trust

	Year Ended November 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year (Common shares)	$12.880	$12.940	$10.860	$14.510	$15.420

Income (Loss) From Operations

Net investment income(1)	$0.826	$0.876	$0.918	$0.931	$0.913
Net realized and unrealized gain (loss)	0.558	(0.044)	1.990	(3.669)	(0.881)
Distributions to preferred shareholders
From net investment income(1)	(0.025)	(0.033)	(0.056)	(0.301)	(0.296)

Total income (loss) from operations	$1.359	$0.799	$2.852	$(3.039)	$(0.264)

Less Distributions to Common Shareholders

From net investment income	$(0.839)	$(0.859)	$(0.772)	$(0.611)	$(0.646)

Total distributions to common shareholders	$(0.839)	$(0.859)	$(0.772)	$(0.611)	$(0.646)

Net asset value — End of year (Common shares)	$13.400	$12.880	$12.940	$10.860	$14.510

Market value — End of year (Common shares)	$12.470	$12.100	$11.530	$7.920	$12.430

Total Investment Return on Net Asset Value(2)	11.66%	6.57%	28.08%	(21.02)%	(1.37)%

Total Investment Return on Market Value(2)	10.60%	12.36%	56.49%	(32.76)%	(7.66)%

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$28,366	$27,262	$27,392	$22,977	$30,710
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	2.04%	1.98%	2.18%	2.15%	2.03	%(4)
Interest and fee expense(5)	—	—	0.06%	0.16%	0.32%
Total expenses before custodian fee reduction	2.04%	1.98%	2.24%	2.31%	2.35	%(4)
Expenses after custodian fee reduction excluding interest and fees	2.04%	1.98%	2.18%	2.13%	2.01	%(4)
Net investment income	6.49%	6.57%	7.61%	6.96%	6.12%
Portfolio Turnover	18%	14%	23%	24%	22%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.24%	1.22%	1.29%	1.33%	1.31	%(4)
Interest and fee expense(5)	—	—	0.04%	0.10%	0.21%
Total expenses before custodian fee reduction	1.24%	1.22%	1.33%	1.43%	1.52	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.24%	1.22%	1.29%	1.31%	1.29	%(4)
Net investment income	3.93%	4.06%	4.52%	4.30%	3.94%

Senior Securities:
Total preferred shares outstanding	700	700	700	700	700
Asset coverage per preferred share(6)	$65,524	$63,948	$64,132	$57,828	$68,878
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(7)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New Jersey Trust

	Year Ended November 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year (Common shares)	$13.260	$13.570	$9.400	$14.930	$16.200

Income (Loss) From Operations

Net investment income(1)	$0.890	$0.957	$0.971	$0.968	$0.926
Net realized and unrealized gain (loss)	(0.185)	(0.290)	4.091	(5.579)	(1.275)
Distributions to preferred shareholders
From net investment income(1)	(0.022)	(0.029)	(0.048)	(0.289)	(0.273)

Total income (loss) from operations	$0.683	$0.638	$5.014	$(4.900)	$(0.622)

Less Distributions to Common Shareholders

From net investment income	$(0.923)	$(0.948)	$(0.844)	$(0.630)	$(0.648)

Total distributions to common shareholders	$(0.923)	$(0.948)	$(0.844)	$(0.630)	$(0.648)

Net asset value — End of year (Common shares)	$13.020	$13.260	$13.570	$9.400	$14.930

Market value — End of year (Common shares)	$13.370	$13.520	$14.040	$8.500	$12.790

Total Investment Return on Net Asset Value(2)	5.64%	4.62%	55.43%	(33.57)%	(3.59)%

Total Investment Return on Market Value(2)	6.39%	3.10%	77.84%	(29.88)%	(11.28)%

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$60,734	$61,717	$62,792	$43,459	$69,001
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.81%	1.79%	1.99%	1.96%	1.84	%(4)
Interest and fee expense(5)	0.15%	0.18%	0.24%	0.45%	0.89%
Total expenses before custodian fee reduction	1.96%	1.97%	2.23%	2.41%	2.73	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.81%	1.79%	1.99%	1.94%	1.81	%(4)
Net investment income	6.96%	6.87%	8.16%	7.22%	5.94%
Portfolio Turnover	11%	9%	48%	54%	42%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.16%	1.18%	1.24%	1.23%	1.21	%(4)
Interest and fee expense(5)	0.09%	0.12%	0.15%	0.28%	0.58%
Total expenses before custodian fee reduction	1.25%	1.30%	1.39%	1.51%	1.79	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.16%	1.18%	1.24%	1.21%	1.19	%(4)
Net investment income	4.46%	4.53%	5.08%	4.51%	3.89%

Senior Securities:
Total preferred shares outstanding	1,337	1,337	1,337	1,366	1,520
Asset coverage per preferred share(6)	$70,427	$71,162	$71,966	$56,817	$70,395
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(7)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New York Trust

	Year Ended November 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year (Common shares)	$13.110	$12.920	$9.350	$15.240	$16.550

Income (Loss) From Operations

Net investment income(1)	$0.950	$0.954	$0.960	$0.987	$0.991
Net realized and unrealized gain (loss)	0.179	0.166	3.493	(5.887)	(1.293)
Distributions to preferred shareholders
From net investment income(1)	(0.019)	(0.025)	(0.042)	(0.269)	(0.287)

Total income (loss) from operations	$1.110	$1.095	$4.411	$(5.169)	$(0.589)

Less Distributions to Common Shareholders

From net investment income	$(0.910)	$(0.905)	$(0.841)	$(0.721)	$(0.721)

Total distributions to common shareholders	$(0.910)	$(0.905)	$(0.841)	$(0.721)	$(0.721)

Net asset value — End of year (Common shares)	$13.310	$13.110	$12.920	$9.350	$15.240

Market value — End of year (Common shares)	$13.450	$13.350	$13.200	$7.900	$14.100

Total Investment Return on Net Asset Value(2)	9.06%	8.48%	49.00%	(35.07)%	(3.42)%

Total Investment Return on Market Value(2)	8.18%	8.16%	80.12%	(40.71)%	(5.81)%

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$72,678	$71,372	$69,857	$50,325	$81,931
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.78%	1.74%	1.98%	1.92%	1.80	%(4)
Interest and fee expense(5)	0.22%	0.21%	0.24%	0.55%	0.98%
Total expenses before custodian fee reduction	2.00%	1.95%	2.22%	2.47%	2.78	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.78%	1.74%	1.98%	1.89%	1.78	%(4)
Net investment income	7.40%	7.02%	8.40%	7.21%	6.23%
Portfolio Turnover	13%	13%	20%	48%	29%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.20%	1.18%	1.28%	1.23%	1.18	%(4)
Interest and fee expense(5)	0.15%	0.15%	0.15%	0.35%	0.65%
Total expenses before custodian fee reduction	1.35%	1.33%	1.43%	1.58%	1.83	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.20%	1.18%	1.28%	1.21%	1.17	%(4)
Net investment income	5.00%	4.82%	5.43%	4.63%	4.10%

Senior Securities:
Total preferred shares outstanding	1,349	1,349	1,349	1,349	1,780
Asset coverage per preferred share(6)	$78,877	$77,909	$76,785	$62,309	$71,032
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(7)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Ohio Trust

	Year Ended November 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year (Common shares)	$13.170	$13.520	$10.450	$14.830	$15.690

Income (Loss) From Operations

Net investment income(1)	$0.851	$0.899	$0.945	$0.961	$0.938
Net realized and unrealized gain (loss)	0.305	(0.325)	2.974	(4.410)	(0.845)
Distributions to preferred shareholders
From net investment income(1)	(0.025)	(0.033)	(0.055)	(0.303)	(0.297)

Total income (loss) from operations	$1.131	$0.541	$3.864	$(3.752)	$(0.204)

Less Distributions to Common Shareholders

From net investment income	$(0.861)	$(0.891)	$(0.794)	$(0.628)	$(0.656)

Total distributions to common shareholders	$(0.861)	$(0.891)	$(0.794)	$(0.628)	$(0.656)

Net asset value — End of year (Common shares)	$13.440	$13.170	$13.520	$10.450	$14.830

Market value — End of year (Common shares)	$13.320	$13.420	$13.430	$8.550	$12.850

Total Investment Return on Net Asset Value(2)	9.21%	3.96%	38.58%	(25.69)%	(1.06)%

Total Investment Return on Market Value(2)	6.25%	6.64%	68.25%	(29.83)%	(7.93)%

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$38,379	$37,463	$38,295	$29,563	$41,953
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.93%	1.85%	2.08%	2.08%	1.93	%(4)
Interest and fee expense(5)	0.01%	0.02%	0.02%	0.26%	0.72%
Total expenses before custodian fee reduction	1.94%	1.87%	2.10%	2.34%	2.65	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.93%	1.85%	2.08%	2.06%	1.91	%(4)
Net investment income	6.64%	6.53%	7.77%	7.12%	6.17%
Portfolio Turnover	11%	17%	20%	27%	24%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.19%	1.17%	1.26%	1.29%	1.25	%(4)
Interest and fee expense(5)	0.01%	0.01%	0.01%	0.16%	0.46%
Total expenses before custodian fee reduction	1.20%	1.18%	1.27%	1.45%	1.71	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.19%	1.17%	1.26%	1.28%	1.23	%(4)
Net investment income	4.09%	4.13%	4.68%	4.41%	3.99%

Senior Securities:
Total preferred shares outstanding	909	909	909	918	940
Asset coverage per preferred share(6)	$67,221	$66,215	$67,131	$57,209	$69,640
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(7)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust

	Year Ended November 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year (Common shares)	$13.330	$13.380	$10.320	$14.840	$15.510

Income (Loss) From Operations

Net investment income(1)	$0.873	$0.912	$0.928	$0.986	$0.953
Net realized and unrealized gain (loss)	(0.062)	(0.063)	2.973	(4.555)	(0.661)
Distributions to preferred shareholders
From net investment income(1)	(0.024)	(0.032)	(0.053)	(0.299)	(0.300)

Total income (loss) from operations	$0.787	$0.817	$3.848	$(3.868)	$(0.008)

Less Distributions to Common Shareholders

From net investment income	$(0.867)	$(0.867)	$(0.788)	$(0.652)	$(0.662)

Total distributions to common shareholders	$(0.867)	$(0.867)	$(0.788)	$(0.652)	$(0.662)

Net asset value — End of year (Common shares)	$13.250	$13.330	$13.380	$10.320	$14.840

Market value — End of year (Common shares)	$13.660	$12.930	$13.050	$9.600	$12.790

Total Investment Return on Net Asset Value(2)	6.53%	6.13%	39.16%	(26.57)%	0.27%

Total Investment Return on Market Value(2)	13.15%	5.57%	45.88%	(20.75)%	(7.95)%

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$36,011	$36,210	$36,255	$27,944	$40,182
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.93%	1.88%	2.11%	2.06%	1.95	%(4)
Interest and fee expense(5)	0.05%	0.06%	0.21%	0.37%	0.70%
Total expenses before custodian fee reduction	1.98%	1.94%	2.32%	2.43%	2.65	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.93%	1.88%	2.11%	2.04%	1.94	%(4)
Net investment income	6.71%	6.61%	7.61%	7.23%	6.28%
Portfolio Turnover	8%	17%	23%	25%	23%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.21%	1.20%	1.28%	1.28%	1.27	%(4)
Interest and fee expense(5)	0.03%	0.04%	0.13%	0.23%	0.45%
Total expenses before custodian fee reduction	1.24%	1.24%	1.41%	1.51%	1.72	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.21%	1.20%	1.28%	1.27%	1.26	%(4)
Net investment income	4.19%	4.22%	4.63%	4.50%	4.06%

Senior Securities:
Total preferred shares outstanding	847	847	847	889	900
Asset coverage per preferred share(6)	$67,516	$67,752	$67,806	$56,439	$69,658
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(4)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(7)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Trust seeks to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At November 30, 2011, the following Trusts, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
Expiration Date	Trust	Trust	Trust	Trust	Trust	Trust	Trust

November 30, 2012	$995,999	$—	$697,198	$—	$—	$764,355	$502,868
November 30, 2013	—	—	224,050	—	—	588,403	389,289
November 30, 2016	6,689,345	692,532	517,712	—	2,354,581	736,482	800,874
November 30, 2017	4,084,290	991,790	337,540	3,185,143	3,171,310	840,450	—
November 30, 2018	355,871	—	34,334	1,512,852	671,928	41,243	329,527
November 30, 2019	5,299,748	1,780,081	345,052	4,137,608	3,607,489	1,169,431	1,724,760

	$17,425,253	$3,464,403	$2,155,886	$8,835,603	$9,805,308	$4,140,364	$3,747,318

Eaton Vance
Municipal Income Trusts

November 30, 2011

Notes to Financial Statements — continued

As of November 30, 2011, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trusts’ federal tax returns filed in the 3-year period ended November 30, 2011 remains subject to examination by the Internal Revenue Service.

D Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Trust maintains with SSBT. All credit balances, if any, used to reduce each Trust’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

H Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Trusts’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At November 30, 2011, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California	Massachusetts	New Jersey	New York	Pennsylvania
	Trust	Trust	Trust	Trust	Trust

Floating Rate Notes Outstanding	$17,170,000	$4,885,000	$9,455,000	$20,455,000	$1,650,000
Interest Rate or Range of Interest Rates (%)	0.14 - 0.20	0.14 - 0.24	0.14 - 0.34	0.12 - 0.20	0.14 - 0.19
Collateral for Floating Rate Notes Outstanding	$21,652,143	$6,673,227	$12,821,955	$26,810,811	$2,938,180

Eaton Vance
Municipal Income Trusts

November 30, 2011

Notes to Financial Statements — continued

For the year ended November 30, 2011, the Trusts’ average Floating Rate Notes outstanding and the average interest rate including fees and amortization of deferred debt issuance costs were as follows:

	California	Massachusetts	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust

Average Floating Rate Notes Outstanding	$18,971,123	$4,885,000	$11,394,729	$20,502,137	$336,548	$1,803,863
Average Interest Rate	0.75%	0.79%	0.77%	0.74%	0.94%	0.89%

The Trusts may enter into shortfall and forbearance agreements with the broker by which a Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of November 30, 2011.

The Trusts may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statements of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I Financial Futures Contracts — Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Interest Rate Swaps — Pursuant to interest rate swap agreements, a Trust makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Trust is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2 Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Trust. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Notes to Financial Statements — continued

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trusts’ By-laws and the 1940 Act. Each Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3 Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at November 30, 2011, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

APS Dividend Rates at November 30, 2011	0.23%	0.21%	0.23%	0.23%	0.23%	0.20%	0.21%
Dividends Accrued to APS Shareholders	$156,530	$62,477	$53,546	$104,690	$103,791	$70,672	$65,985
Average APS Dividend Rates	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Dividend Rate Ranges (%)	0.11 - 0.69	0.11 - 0.69	0.11 - 0.50	0.11 - 0.69	0.11 -0.69	0.11 - 0.69	0.11 - 0.69

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each Trust as of November 30, 2011.

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended November 30, 2011 and November 30, 2010 was as follows:

	Year Ended November 30, 2011
	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Distributions declared from:
Tax-exempt income	$6,556,616	$2,546,610	$1,829,137	$4,405,869	$5,061,545	$2,516,322	$2,381,612
Ordinary income	$4,124	$247	$—	$—	$3,109	$9,343	$39,672

	Year Ended November 30, 2010
	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Distributions declared from:
Tax-exempt income	$6,548,819	$2,554,569	$1,888,433	$4,529,949	$5,039,476	$2,604,159	$2,437,121
Ordinary income	$10,970	$570	$—	$5,515	$5,525	$16,874	$471

Eaton Vance
Municipal Income Trusts

November 30, 2011

Notes to Financial Statements — continued

During the year ended November 30, 2011, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Change in:
Paid-in capital	$—	$—	$(443,883)	$(177,350)	$—	$—	$—
Accumulated net realized loss	$150,922	$28,148	$458,792	$234,075	$26,931	$6,504	$(20,454)
Accumulated undistributed net investment income	$(150,922)	$(28,148)	$(14,909)	$(56,725)	$(26,931)	$(6,504)	$20,454

These reclassifications had no effect on the net assets or net asset value per share of the Trusts.

As of November 30, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Undistributed tax-exempt income	$1,204,021	$330,900	$203,127	$416,914	$941,877	$332,445	$463,278
Capital loss carryforward	$(17,425,253)	$(3,464,403)	$(2,155,886)	$(8,835,603)	$(9,805,308)	$(4,140,364)	$(3,747,318)
Net unrealized appreciation	$1,047,089	$1,809,488	$270,617	$2,271,347	$2,302,662	$1,262,353	$726,747
Other temporary differences	$(1,571)	$(234)	$(659)	$(1,048)	$(1,273)	$(125)	$(248)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, accretion of market discount, futures contracts, the timing of recognizing distributions to shareholders, defaulted bond interest and residual interest bonds.

4 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.670% (0.685% prior to May 1, 2011) of each Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between each Trust and EVM that commenced on May 1, 2010, the annual adviser fee will be reduced by 0.015% every May 1 thereafter for the next nineteen years. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the year ended November 30, 2011, the investment adviser fees and administration fees were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Investment Adviser Fee	$978,128	$391,800	$300,279	$659,732	$773,725	$405,220	$391,093
Administration Fee	$289,367	$115,912	$88,837	$195,158	$228,894	$119,877	$115,694

Except for Trustees of the Trusts who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Notes to Financial Statements — continued

5 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended November 30, 2011 were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Purchases	$33,845,507	$9,132,091	$7,789,439	$11,296,353	$15,711,387	$6,518,375	$4,649,017
Sales	$49,142,859	$13,806,713	$9,444,716	$23,526,345	$21,109,161	$6,456,561	$6,598,865

6 Common Shares of Beneficial Interest

Common shares issued pursuant to the Trusts’ dividend reinvestment plan for the years ended November 30, 2011 and November 30, 2010 were as follows:

	California	Massachusetts	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust

Year Ended November 30, 2011	26,037	9,543	9,594	18,118	10,146	590
Year Ended November 30, 2010	22,026	12,738	27,868	35,153	11,892	6,938

7 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Trust at November 30, 2011, as determined on a federal income tax basis, were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Aggregate cost	$129,264,627	$52,253,456	$42,717,116	$85,514,684	$98,492,452	$56,783,654	$55,056,191

Gross unrealized appreciation	$7,185,125	$2,869,174	$1,540,957	$4,511,744	$5,570,153	$2,697,177	$2,619,282
Gross unrealized depreciation	(6,138,036)	(1,059,686)	(1,270,340)	(2,240,397)	(3,267,491)	(1,434,824)	(1,892,535)

Net unrealized appreciation	$1,047,089	$1,809,488	$270,617	$2,271,347	$2,302,662	$1,262,353	$726,747

8 Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at November 30, 2011 is as follows:

Futures Contracts
						Net
	Expiration			Aggregate		Unrealized
Trust	Month/Year	Contracts	Position	Cost	Value	Appreciation

California	3/12	68 U.S. 10-Year Treasury Note	Short	$(8,813,844)	$(8,795,375)	$18,469
	3/12	48 U.S. 30-Year Treasury Bond	Short	(6,844,420)	(6,785,999)	58,421

Massachusetts	3/12	60 U.S. 10-Year Treasury Note	Short	$(7,776,921)	$(7,760,625)	$16,296

Michigan	3/12	9 U.S. 30-Year Treasury Bond	Short	$(1,283,329)	$(1,272,375)	$10,954

New Jersey	3/12	145 U.S. 30-Year Treasury Bond	Short	$(20,675,853)	$(20,499,375)	$176,478

New York	3/12	75 U.S. 10-Year Treasury Note	Short	$(9,721,152)	$(9,700,781)	$20,371

Ohio	3/12	3 U.S. 10-Year Treasury Note	Short	$(388,846)	$(388,031)	$815
	3/12	19 U.S. 30-Year Treasury Bond	Short	(2,709,250)	(2,686,125)	23,125

Pennsylvania	3/12	50 U.S. 30-Year Treasury Bond	Short	$(7,129,605)	$(7,068,750)	$60,855

At November 30, 2011, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Trust enters into interest rate swap contracts. The Trusts also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at November 30, 2011 were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Asset Derivative:
Futures Contracts	$76,890 (1)	$16,296 (1)	$10,954 (1)	$176,478 (1)	$20,371 (1)	$23,940 (1)	$60,855 (1)

Total	$76,890	$16,296	$10,954	$176,478	$20,371	$23,940	$60,855

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended November 30, 2011 was as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Realized Gain (Loss) on Derivatives Recognized in Income(1)	$(3,863,455)	$(1,210,880)	$(246,403)	$(3,219,832)	$(2,038,198)	$(756,342)	$(1,312,358)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)	$233,264	$14,186	$33,454	$164,464	$164,324	$21,643	$37,234

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the year ended November 30, 2011, which are indicative of the volume of these derivative types, were approximately as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Average Notional Amount:
Futures Contracts	$12,077,000	$5,077,000	$608,000	$13,115,000	$7,269,000	$1,977,000	$5,000,000
Interest Rate Swaps	$2,888,000	$1,603,000	$338,000	$2,794,000	$5,508,000	$1,197,000	$1,478,000

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Trusts’ investments and open derivative instruments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$147,481,716	$—	$147,481,716

Total Investments	$—	$147,481,716	$—	$147,481,716

Futures Contracts	$76,890	$—	$—	$76,890

Total	$76,890	$147,481,716	$—	$147,558,606

Eaton Vance
Municipal Income Trusts

November 30, 2011

Notes to Financial Statements — continued

Massachusetts Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$58,947,944	$—	$58,947,944

Total Investments	$—	$58,947,944	$—	$58,947,944

Futures Contracts	$16,296	$—	$—	$16,296

Total	$16,296	$58,947,944	$—	$58,964,240

Michigan Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$42,987,733	$—	$42,987,733

Total Investments	$—	$42,987,733	$—	$42,987,733

Futures Contracts	$10,954	$—	$—	$10,954

Total	$10,954	$42,987,733	$—	$42,998,687

New Jersey Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$97,241,031	$—	$97,241,031

Total Investments	$—	$97,241,031	$—	$97,241,031

Futures Contracts	$176,478	$—	$—	$176,478

Total	$176,478	$97,241,031	$—	$97,417,509

New York Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$121,250,114	$—	$121,250,114

Total Investments	$—	$121,250,114	$—	$121,250,114

Futures Contracts	$20,371	$—	$—	$20,371

Total	$20,371	$121,250,114	$—	$121,270,485

Ohio Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$58,046,007	$—	$58,046,007

Total Investments	$—	$58,046,007	$—	$58,046,007

Futures Contracts	$23,940	$—	$—	$23,940

Total	$23,940	$58,046,007	$—	$58,069,947

Eaton Vance
Municipal Income Trusts

November 30, 2011

Notes to Financial Statements — continued

Pennsylvania Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$57,432,938	$—	$57,432,938

Total Investments	$—	$57,432,938	$—	$57,432,938

Futures Contracts	$60,855	$—	$—	$60,855

Total	$60,855	$57,432,938	$—	$57,493,793

The Trusts held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust (collectively the “Trusts”), including the portfolios of investments, as of November 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the statements of cash flows of Eaton Vance California Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust and Eaton Vance New York Municipal Income Trust for the year then ended. These financial statements and financial highlights are the responsibility of each Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Each Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of each Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust as of November 30 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the cash flows of Eaton Vance California Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust and Eaton Vance New York Municipal Income Trust for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 17, 2012

Eaton Vance
Municipal Income Trusts

November 30, 2011

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Trusts. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Trusts’ fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Trusts designate the following percentages of dividends from net investment income as exempt-interest dividends:

Eaton Vance California Municipal Income Trust	99.94%
Eaton Vance Massachusetts Municipal Income Trust	99.99%
Eaton Vance Michigan Municipal Income Trust	100.00%
Eaton Vance New Jersey Municipal Income Trust	100.00%
Eaton Vance New York Municipal Income Trust	99.94%
Eaton Vance Ohio Municipal Income Trust	99.63%
Eaton Vance Pennsylvania Municipal Income Trust	98.36%

Eaton Vance
Municipal Income Trusts

November 30, 2011

Notice to Shareholders

At the August 4, 2011 Board Meeting, the Trustees approved the following defensive investing policy: “During unusual market conditions, the Funds may invest up to 100% of assets in cash or cash equivalents temporarily, which may be inconsistent with a Fund’s investment objective(s) and other policies.”

Eaton Vance
Municipal Income Trusts

November 30, 2011

Dividend Reinvestment Plan

Each Trust offers a dividend reinvestment plan (Plan) pursuant to which shareholders automatically have distributions reinvested in common shares (Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by American Stock Transfer & Trust Company, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Trust’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Trust. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account:
Shareholder signature                                   Date
Shareholder signature                                   Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Income Trusts
c/o American Stock Transfer & Trust Company
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Number of Employees
Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders
As of November 30, 2011, Trust records indicate that there are 102, 90, 61, 113, 101, 83 and 105 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,323, 1,165, 1,184, 1,871, 2,218, 1,450 and 1,369 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE Amex symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ
New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

Eaton Vance
Municipal Income Trusts

November 30, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance California Municipal Income Trust (CEV), Eaton Vance Massachusetts Municipal Income Trust (MMV), Eaton Vance Michigan Municipal Income Trust (EMI), Eaton Vance New Jersey Municipal Income Trust (EVJ), Eaton Vance New York Municipal Income Trust (EVY), Eaton Vance Ohio Municipal Income Trust (EVO) and Eaton Vance Pennsylvania Municipal Income Trust (EVP) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Position(s)
	with the	Term of Office;	Principal Occupation(s) and Directorships
Name and Year of Birth	Trusts	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2013. 3 years. Trustee since 2007.	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trusts.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Class II Trustee	Until 2013. 2 years. Trustee since 2011.	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty(A) 1963	Class I Trustee	Until 2012. 3 years. Trustee since 2006.	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Class II Trustee	Until 2013. 3 years. Trustee since 2007.	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Class III Trustee	Until 2014. 3 years. Trustee since 2003.	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Management and Organization — continued

Position(s)
	with the	Term of Office;	Principal Occupation(s) and Directorships
Name and Year of Birth	Trusts	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Class I Trustee	Until 2012. 3 years. Trustee since 2003.	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Class III Trustee	Until 2014. 3 years. Trustee since 2008.	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Class I Trustee	Until 2012. 3 years. Trustee since 1998.	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Class III Trustee	Until 2014. 3 years. Trustee since 2011.	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni(A) 1943	Chairman of the Board and Class II Trustee	Until 2013. 3 years. Trustee since 2005. Chairman of the Board since 2007.	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trusts	Service	During Past Five Years

Cynthia J. Clemson 1963	President of CEV, EMI, EVY, EVO and EVP	Since 2005	Vice President of EVM and BMR.

Thomas M. Metzold 1958	President of MMV and EVJ	Since 2010	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Eaton Vance
Municipal Income Trusts

November 30, 2011

Management and Organization — continued

Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trusts	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).
(A)	APS Trustee.

Eaton Vance
Municipal Income Trusts

November 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. A Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary. A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month-end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

147-1/12	CE-MUNISRC7

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended November 30, 2010 and November 30, 2011 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	11/30/10	11/30/11
Audit Fees	$23,160	$23,390

Audit-Related Fees(1)	$3,915	$3,915

Tax Fees(2)	$7,130	$7,200

All Other Fees(3)	$500	$300

Total	$34,705	$34,805

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended November 30,

2010 and November 30, 2011; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	11/30/10	11/30/11
Registrant	$11,545	$11,415

Eaton Vance(1)	$278,901	$287,931

(1)	Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant’s investment adviser and administrator.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Scott E. Eston, Helen Frame Peters, Lynn A. Stout and Ralph F. Verni are the members of the registrant’s audit committee.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Cynthia J. Clemson, portfolio manager of Eaton Vance California Municipal Income Trust, William H. Ahern, Jr., portfolio manager of Eaton Vance Michigan Municipal Income Trust and Eaton Vance Ohio Municipal Income Trust, Craig R. Brandon, portfolio manager of Eaton Vance Massachusetts Municipal Income Trust and Eaton Vance New York Municipal Income Trust and Adam A. Weigold, portfolio manager of Eaton Vance New Jersey Municipal Income Trust and Eaton Vance Pennsylvania Municipal Income Trust are responsible for the overall and day-to-day management of each Fund’s investments.
Ms. Clemson has been an Eaton Vance portfolio manager since 1991 and is a co-Director of Municipal Investments and Vice President of Eaton Vance Management (“EVM”) and Boston Management and Research (“BMR”), an Eaton Vance subsidiary. Mr. Ahern has been an Eaton Vance portfolio manager since 1993 and is a Vice President of EVM and BMR. Mr. Brandon has been an Eaton Vance analyst since 1998 and a portfolio manager since 2004, and is a Vice President of EVM and BMR. Mr. Weigold has been a credit analyst with Eaton Vance since 1991 and a portfolio manager since 2007, and is a Vice President of EVM and BMR. This information is provided as of the date of filing of this report.
The following table shows, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

			Number of Accounts	Total Assets of
	Number of	Total Assets	Paying a	Accounts
	All	of All	Performance	Paying a Performance
	Accounts	Accounts	Fee	Fee
Cynthia J. Clemson
Registered Investment Companies	10	$1,433.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

William H. Ahern
Registered Investment Companies	13	$1,325.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$22.0	0	$0

Craig R. Brandon
Registered Investment Companies	13	$556.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Adam A. Weigold
Registered Investment Companies	13	$303.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$22.0	0	$0
The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Dollar Range of Equity
Securities Owned in the
Portfolio Manager and Fund Name	Fund
Cynthia J. Clemson
California Municipal Income Trust	None

William H. Ahern, Jr.
Michigan Municipal Income Trust	None
Ohio Municipal Income Trust	None

Craig R. Brandon
Massachusetts Municipal Income Trust	None
New York Municipal Income Trust	None

Adam A. Weigold
New Jersey Municipal Income Trust	None
Pennsylvania Municipal Income Trust	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.
Compensation Structure for EVM
Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.
Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.
The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.
EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Michigan Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	January 17, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 17, 2012

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	January 17, 2012